Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

	December 31, 2019	December 31, 2018
Advances for working capital purposes	$7,250	$8,250
Insurance claims	4,785	—
Voyage charters deferred contract costs and other	791	1,086

Total prepaid expenses and other current assets	$12,826	$9,336